Consolidated Statements of Shareholders' Equity (Deficit) and Temporary Equity - USD ($) $ in Thousands	Total	Glenn Willis	Honda Jet	Series A Preferred Stock	Series B Preferred stock	Common Class A	Common Class B	Total flyExclusive stockholders’ equity (deficit)	Total flyExclusive stockholders’ equity (deficit) Wordsworth	Total flyExclusive stockholders’ equity (deficit) Glenn Willis	Total flyExclusive stockholders’ equity (deficit) Series A Preferred Stock	Total flyExclusive stockholders’ equity (deficit) Series B Preferred stock	Common Stock Common Class A	Common Stock Common Class B	Additional paid-in capital	Additional paid-in capital Wordsworth	Additional paid-in capital Glenn Willis	Additional paid-in capital Series B Preferred stock	Accumulated other comprehensive income (loss)	Accumulated deficit	Accumulated deficit Series A Preferred Stock	Accumulated deficit Series B Preferred stock	Noncontrolling Interests	Noncontrolling Interests Wordsworth	Noncontrolling Interests Glenn Willis	Noncontrolling Interests Honda Jet
Beginning balance at Dec. 31, 2023	$ (35,525)
Temporary Equity
Issuance of Series A Preferred stock				$ 20,540	$ 13,526
Change in redemption value of redeemable noncontrolling interest	268,423
Dividends payable on Series A Preferred temporary equity				(2,097)	(1,233)
Amortization of discount on temporary equity				1,162	314
Net Income (loss)	(73,384)
Ending balance at Dec. 31, 2024	159,514
Temporary equity, ending balance at Dec. 31, 2024				23,799	15,073
Beginning balance (in shares) at Dec. 31, 2023													16,647,529	59,930,000
Beginning balance at Dec. 31, 2023	70,855							$ 46,461					$ 2	$ 6	$ 126,978				$ (69)	$ (80,456)			$ 24,394
Permanent Equity
Contributions from members	6,484																						6,484
Distributions to non controlling interests	(20,889)																						(20,889)
Acquisitions of non controlling interests		$ (3,418)							$ (1,129)	$ (855)						$ (1,129)	$ (855)							$ 1,129	$ (2,563)
Acquisitions of non controlling interests	3,205		$ 18,969					261							256					5			2,944			$ 18,969
Unrealized gains on available-for-sale securities	13							13											13
Issuance of stock (in shares)													300,000
Change in redemption value of redeemable noncontrolling interest	(268,424)							(268,424)							(141,000)					(127,424)
Issuance of stock	10,603											$ 10,603						$ 10,603
Stock issued upon exercise of warrants (in shares)													974,610
Issuance of Class A common stock upon cashless exercise of warrants	4,337							4,337							4,337
Issuance of class A common stock upon conversion of bridge notes (in shares)													277,447
Exchange of warrants for Class A common stock	371							371							371
Stock-based compensation	753							753							753
Dividends payable on temporary equity				(2,097)	(1,233)						$ (2,097)	(1,233)									$ (2,097)	$ (1,233)
Amortization of discount on temporary equity				(1,162)	(314)						(1,162)	(314)						$ 314			(1,162)
Net Income (loss)	(28,111)							(21,074)												21,074			(7,037)
Ending balance (in shares) at Dec. 31, 2024						18,199,586	59,930,000						18,199,586	59,930,000
Ending balance at Dec. 31, 2024	(210,058)							(233,489)					$ 2	$ 6					(56)	(233,441)			23,431
Temporary Equity
Issuance of Series A Preferred stock					3,963
Change in redemption value of redeemable noncontrolling interest	104,426
Accretion of Redeemable non controlling interest to redemption amount	104,426
Dividends payable on Series A Preferred temporary equity				2,954	5,806
Amortization of discount on temporary equity				1,212	458
Dividends paid on Series B Preferred temporary equity					(1,000)
Conversion of Series B Preferred Equity to Class A Common Stock					(24,300)
Net Income (loss)	(50,529)
Ending balance at Dec. 31, 2025	213,411
Temporary equity, ending balance at Dec. 31, 2025				27,965
Permanent Equity
Contributions from members	7,425																						7,425
Distributions to non controlling interests	(30,758)																						30,758
Unrealized gains on available-for-sale securities	0
Realized losses on available-for-sale securities	56							56											$ 56
Issuance of Class A common stock pursuant to Securities Purchase Agreement (in shares)													2,591,064
Issuance of Class A common stock pursuant to Securities Purchase Agreement	8,689							8,689							8,689
Change in redemption value of redeemable noncontrolling interest	(104,426)							(104,426)							74,954					(179,380)
Issuance of stock					4,426			4,426							4,426
Stock-based compensation	4,480							4,480							4,480
Dividends payable on temporary equity				(2,954)	(5,806)						(2,954)	(5,806)									(2,954)	$ (5,806)
Amortization of discount on temporary equity				$ (1,212)	$ (458)						$ (1,212)	$ (458)			(458)						$ (1,212)
Conversion of Series B Preferred Equity to Class A Common Stock (in shares)													10,394,088
Conversion of Series B Preferred Equity to Class A Common Stock	21,535							21,535					$ 1		21,534
Net Income (loss)	(16,585)							(17,592)							1,007					(17,592)
Ending balance (in shares) at Dec. 31, 2025						31,184,738	59,930,000						31,184,738	59,930,000
Ending balance at Dec. 31, 2025	$ (325,646)							$ (326,751)					$ 3	$ 6	$ 113,625					$ (440,385)			$ 1,105